Goodwill (Tables)	12 Months Ended
Dec. 28, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill by Reportable Segment and in Total

The following table presents goodwill by reportable segments and in total:

	Central	West	East	Total
Beginning Balance—December 31, 2011	$53,585	$91,598	$8,192	$153,375
Acquisitions	19,204	(205)	6,746	25,745

Balance, December 29, 2012	72,789	91,393	14,938	179,120
Acquisitions	—	16,120	—	16,120
Impairment	—	(53,264)	(14,938)	(68,202)

Balance, December 28, 2013	$72,789	$54,249	$—	$127,038